Expenses for shipping activities and other expenses from operating activities - Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Operating expenses	$ (172,589)	$ (139,832)		$ (148,554)
Insurance	(13,203)	(10,595)		(11,645)
Total vessel operating expenses	$ (185,792)	$ (150,427)	[1]	$ (160,199)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.